Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total remuneration received as salary and bonus by the key management personnel	$ 7,522,419	$ 7,147,653	$ 7,167,871
Fees received by Directors	$ 35,703,146	$ 17,582,099	$ 12,224,559